Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted
The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2012, 2013 and 2014 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2012		2013		2014
Weighted-average assumptions
Risk-free interest rate	1.08%		0.74%		1.43%
Expected lives	6.77	years	6.85	years	7.13	years
Expected volatility*	36.88%		39.61%		52.03%
Expected dividends	1.85%		3.25%		1.55%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

Summary of Activities Regarding Stock Acquisition Rights Plan

A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2014 is as follows:

	Fiscal year ended March 31, 2014
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	19,081,800	3,124
Granted	1,994,200	2,006
Exercised	134,800	1,483
Forfeited or expired	3,151,300	3,670

Outstanding at end of the fiscal year	17,789,900	3,094	5.47	1,841

Exercisable at end of the fiscal year	13,978,300	3,488	4.49	492